1900 K Street, NW Washington, DC 20006-1110 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com

SHAYNA GILMORE shayna.gilmore@dechert.com +1 202 261 3362 Direct +1 202 261 3091 Fax

May 8, 2020

VIA EDGAR

U.S. Securities and Exchange Commission
Office of Filings and Information Services
Branch of Registrations and Examinations
Mail Stop 0-25
100 F Street, N.E.
Washington, D.C. 20549

Re:	HSBC Funds (the “Registrant”)
File Nos. 033-07647 and 811-04782

Ladies and Gentlemen:

On behalf of the HSBC U.S. Government Money Market Fund, HSBC U.S. Treasury Money Market Fund, HSBC Opportunity Fund, HSBC Opportunity Fund (Class I), HSBC Frontier Markets Fund, HSBC High Yield Fund, and HSBC Strategic Income Fund (the “Funds”), each a series of the Registrant, and pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “1933 Act”), this filing is being made for the sole purpose of submitting an interactive data file relating to the supplement of the Funds’ prospectuses filed with the Securities and Exchange Commission on behalf of the Funds pursuant to Rule 497(e) of the 1933 Act on April 23, 2020 (Accession No. 0001206774-20-001270).

No fee is required in connection with this filing. Please direct any questions concerning the filing to me at (202) 261-3362.

Very truly yours,

/s/ Shayna Gilmore

Shayna Gilmore